Note 21 - Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Other long-term payables	67,688	1,258,030